Long-Term Debt And Lines Of Credit (Interest Paid During Period) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 4,744	$ 5,547	$ 4,754